Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
21.	Commitments and contingencies
Commitments:
Operating leases
Our commitments include operating lease commitments. Generally, our property and equipment, including a fleet of dedicated vans to provide transportation services, office and retail space, and others are supplied through operating leases. The future contractual aggregate minimum lease payments under non-cancellable
operating leases and other commitments are disclosed in Note 28.
Employment Agreements
In the ordinary course of business, we entered into employment agreements with certain of our key employees which provide for compensation guidelines. Generally, we pay compensation to our executive officers in the form of (i) cash paid on a monthly basis and (ii) an annual bonus subject to the fulfillment of certain performance targets. We recognize compensation in “Other liabilities” in our consolidated balance sheets and in “General and administrative” expenses in our consolidated statements of income.
As mentioned in Note 18, due to the
COVID-19
impact on the global travel industry and our business and results of operations, we temporarily reduced salaries of our senior and middle management and suspended bonuses to all employees.
Best Day Earnout Provision
The Acquisition Agreement provides for an earnout for the benefit of certain sellers ranging from $0 to $20,000 based solely on the performance of our share price during a measurement period of six months (the “earnout measurement period”) prior to the fourth anniversary of the Closing Date. The earnout, if any, will be payable in cash on October 1, 2024.
We will pay no earnout to the sellers if our average share price is below $10 during the earnout measurement period. We will pay $5,000 to the sellers if our average share price is between $10 and $15 during the earnout measurement period. We will pay $10,000 to the sellers if our average share price is between $15 and $20 during the earnout measurement period. We will pay $15,000 to the sellers if our average share price is between $20 and $25 during the earnout measurement period. And we will pay $20,000 to the sellers if our average share price is above $25 during the earnout measurement period.
As of the date of acquisition, we estimated an additional consideration of $1,526 will be paid. We remeasured the contingent consideration as of December 31, 2020 and adjusted it to $3,765. We recognized the change in the fair value of the earnout liability under “General and administrative” expenses in our consolidated statements of income. See Note 4 for additional information on the acquisition.

Services Agreement with Mr. Julián Balbuena Alonso and BD Operadora de Servicios, S.A. de C.V. (“BOS”)
Our subsidiary, Viajes Beda, entered into a services agreement (the “Services Agreement”) with Mr. Julián Balbuena Alonso (“JBA”) and BD Operadora de Servicios, S.A. de C.V. (“BOS”) (collectively herein referred to as the “Service Providers”) pursuant to which the Service Providers provide consulting services to Viajes Beda for a limited period of 120 days commencing on October 1, 2020. Under the terms of the Services Agreement, the Service Providers are encouraged to renegotiate more beneficial terms and conditions with travel suppliers in consideration for a fee ranging from $0 to $5,000.
We accrued $1,819 towards the completion of the services as of December 31, 2020. The amount was recognized in “General and administrative” expenses in our consolidated statements of income for the year ended December 31, 2020.
Contingencies:
Legal Proceedings
We are a party to various lawsuits and claims arising out of the ordinary course of business. We estimate the range of our liability related to pending litigation when we believe the amount or range of loss can be estimated. We record our best estimate of a loss when the loss is considered probable. When a liability is probable and there is a range of estimated loss with no best estimate in the range, we record the minimum estimated liability related to the lawsuits or claims. As additional information becomes available, we assess the potential liability related to our pending litigation and claims and revise our estimates. Due to uncertainties related to the resolution of lawsuits and claims, the ultimate outcome may differ significantly from our estimates. In the opinion of management and based on liability accruals provided, our ultimate exposure with respect to these pending lawsuits and claims is not expected to have a material adverse effect on our consolidated financial position or cash flows, although they could have a material adverse effect on our results of operations for a particular reporting period.
As of December 31, 2020, we have provided an amount of $9,990 to cover for probable losses.
Labor, Social Security and
Non-Income
Tax Contingencies
We have reserved for certain foreign labor, social security and non-income
tax contingencies based on the likelihood of an obligation in accordance with accounting guidance for probable loss contingencies. Loss contingency provisions are recorded for probable losses at management’s best estimate of a loss, or when a best estimate cannot be made, a minimum loss contingency amount is recorded.
As of December 31, 2020, we have provided an amount of $23,357 related to labor, social security and non-income
tax contingencies. While we believe that the assumptions and estimates used to determine contingent liabilities are reasonable, the ultimate outcome of these matters cannot presently be determined.

Tax Audits
We are involved in various tax matters, with respe
c
t to some of which the outcome is uncertain. We establish reserves to remove some or all of the tax benefit of any of our tax positions at the time we determine that it becomes uncertain based upon one of the following conditions: (1) the tax position is not “more likely than not” to be sustained, (2) the tax position is “more likely than not” to be sustained, but for a lesser amount, or (3) the tax position is “more likely than not” to be sustained, but not in the financial period in which the tax position was originally taken. For purposes of evaluating whether or not a tax position is uncertain, (1) we presume the tax position will be examined by the relevant taxing authority that has full knowledge of all relevant information; (2) the technical merits of a tax position are derived from authorities such as legislation and statutes, legislative intent, regulations, rulings and case law and their applicability to the facts and circumstances of the tax position; and (3) each tax position is evaluated without consideration of the possibility of offset or aggregation with other tax positions taken. A number of years may elapse before a particular uncertain tax position is audited and finally resolved or when a tax assessment is raised. The number of years subject to tax assessments varies depending on the tax jurisdiction. The tax benefit that has been previously reserved because of a failure to meet the “more likely than not” recognition threshold would be recognized in our income tax expense in the first interim period when the uncertainty disappears under any one of the following conditions: (1) the tax position is “more likely than not” to be sustained, (2) the tax position, amount, and/or timing is ultimately settled through negotiation or litigation, or (3) the statute of limitations for the tax position has expired. See Note 19 for details.